Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of the company’s financial statement
	As Previously Reported in Form 10-Q/A for the Quarter ended September 30, 2021	Adjustment	As Restated
Condensed Statement of Operations for the Three Months Ended March 31, 2021 (unaudited)
Transaction costs allocated to warrants	$(364,208)	$(158,805)	$(523,013)
Net income	$1,546,905	$(158,805)	$1,388,100
Basic and diluted net income per share, Class A common stock	$0.08	$(0.01)	$0.07
Basic and diluted net income per share, Class B common Stock	$0.08	$(0.01)	$0.07

Condensed Statement of Operations for the Six Months Ended June 30, 2021 (unaudited)
Transaction costs allocated to warrants	$(364,208)	$(158,805)	$(523,013)
Net loss	$(1,300,362)	$(158,805)	$(1,459,167)
Basic and diluted net loss per share, Class A common stock	$(0.06)	$(0.01)	$(0.07)
Basic and diluted net loss per share, Class B common Stock	$(0.06)	$(0.01)	$(0.07)

Condensed Statement of Operations for the Nine Months Ended September 30, 2021 (unaudited)
Transaction costs allocated to warrants	$(364,208)	$(158,805)	$(523,013)
Net loss	$(275,234)	$(158,805)	$(434,039)
Basic and diluted net loss per share, Class A common stock	$(0.01)	$(0.01)	$(0.02)
Basic and diluted net loss per share, Class B common Stock	$(0.01)	$(0.01)	$(0.02)

Condensed Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited)
Net income	$1,546,905	$(158,805)	$1,388,100
Transaction costs allocated to warrants	$364,208	$158,805	$523,013
Fair value of Founder Shares attributable to Anchor Investor	$—	$4,411,238	$4,411,238

Condensed Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited)
Net loss	$(1,300,362)	$(158,805)	$(1,459,167)
Transaction costs allocated to warrants	$364,208	$158,805	$523,013
Fair value of Founder Shares attributable to Anchor Investor	$—	$4,411,238	$4,411,238

Condensed Statement of Cash Flows for the Nine Months Ended September 30, 2021 (unaudited)
Net loss	$(275,234)	$(158,805)	$(434,039)
Transaction costs allocated to warrants	$364,208	$158,805	$523,013
Fair value of Founder Shares attributable to Anchor Investor	$—	$4,411,237	$4,411,238

	As Previously Reported in Form 10-Q/A for the Quarter ended September 30, 2021	Adjustment	As Restated
Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended March 31, 2021 (unaudited)
Fair value of Founder Shares attributable to Anchor Investor	$—	$4,411,238	$4,411,238
Re-measurement of Class A Common Stock to redemption amount	$(15,737,789)	$(4,252,433)	$(19,990,222)
Net Income	$1,546,905	$(158,805)	$1,388,100

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Six Months Ended June 30, 2021 (unaudited)
Fair value of Founder Shares attributable to Anchor Investor	$—	$4,411,238	$4,411,238
Re-measurement of Class A Common Stock to redemption amount	$(15,737,789)	$(4,252,433)	$(19,990,222)
Net loss	$(1,300,362)	$(158,805)	$(1,459,167)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Nine Months Ended September 30, 2021 (unaudited)
Fair value of Founder Shares attributable to Anchor Investor	$—	$4,411,238	$4,411,238
Re-measurement of Class A Common Stock to redemption amount	$(15,737,789)	$(4,252,433)	$(19,990,222)
Net loss	$(275,234)	$(158,805)	$(434,039)